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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [  ];                             Amendment Number:
                                                                            ----
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road
           Mt. Kisco, New York 10549

Form 13F File Number: 28-05207
                         -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Dennis H. Javer
Title: Chief Financial Officer of Bedford Oak Management, LLC, General Partner of Bedford Oak Partners, L.P.
Phone:    (914) 242-5725

Signature, Place, and Date of Signing:


/s/ Dennis H. Javer               Mt. Kisco, New York          October 13, 2000
-----------------------------     -------------------          ----------------
[Signature]                       [City, State]                [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2
                                   ---

Form 13F Information Table Entry Total: 69
                                        --

Form 13F Information Table Value Total: $94,485 (thousands)
                                         ------

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
    ---
Form 13F File Number 28-05209
                        -----
Name:  Bedford Oak Advisors, LLC
       -------------------------

No.  2
    ---
Form 13F File Number 28-05211
                        -----
Name:  Harvey P. Eisen
       ----------------------------------

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
                                                   FORM 13F INFORMATION TABLE

Column                          Column  Column     Column           Column          Column     Column            Column
  1                               2       3          4                5               6          7                 8
                                Title                                                                       Voting Authority
                                 of                Value    Shares/    SH/  Put/  Invstmt      Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  Dscretn     Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
ATS Medical                     COM    002083103   1506    100000      SH         Defined     1,2       100000
Abraxas Pete Corp.              COM    003830106   1815    468500      SH         Defined     1,2       468500
Acceptance Insurance            COM    004308102   4637    700000      SH         Defined     1,2       700000
Amgen                           COM    031162100   3491     50000      SH         Defined     1,2        50000
Avatex                          COM    05349F402    372    992000      SH         Defined     1,2       992000
Ballantyne of Omaha             COM    058516105    349    310000      SH         Defined     1,2       310000
Bank America                    COM    060505104   2619     50000      SH         Defined     1,2        50000
Bank One Corp.                  COM    06423A103   2897     75000      SH         Defined     1,2        75000
Bear Stearns                    COM    073902108   3055     48500      SH         Defined     1,2        48500
Bristol Myers                   COM    110122108   2571     45000      SH         Defined     1,2        45000
CNA Financial                   COM    126117100    574     15000      SH         Defined     1,2        15000
Cable Design                    COM    126924109    486     20000      SH         Defined     1,2        20000
Cache                           COM    127150308    500    181900      SH         Defined     1,2       181900
Capital Trust                   COM    14052H100   3757    835000      SH         Defined     1,2       835000
Ceridian Corp                   COM    15677T106    842     30000      SH         Defined     1,2        30000
Chart House Enterprise          COM    160902102    302     52600      SH         Defined     1,2        52600
Chase Manhattan Bank            COM    16161A108   4480     97000      SH         Defined     1,2        97000
Citigroup                       COM    172967101    216      4000      SH         Defined     1,2         4000
Coinstar                        COM    19259P300   2923    215508      SH         Defined     1,2       215508
Coram Health                    COM    218103109    171   1785000      SH         Defined     1,2      1785000
Core Inc.                       COM    21867P102   1050    175000      SH         Defined     1,2       175000
Cotton States Life              COM    221774102   1025    111600      SH         Defined     1,2       111600
Countrywide                     COM    222372104   1774     47000      SH         Defined     1,2        47000
Covalent Group                  COM    222815102   1778    547142      SH         Defined     1,2       547142
Danielson Holding               COM    236274106   1319    319800      SH         Defined     1,2       319800
Data Broadcasting               COM    237596101    896    281000      SH         Defined     1,2       281000
Davel                           COM    238341101     18     97200      SH         Defined     1,2        97200
Dental/Medical Diagnostic       COM    24873K208    379    337079      SH         Defined     1,2       337079
Dun & Bradstreet Corp.          COM    26483E100   1928     56000      SH         Defined     1,2        56000
Emcore                          COM    290846104    832     20000      SH         Defined     1,2        20000
Ezenial                         COM    302311105     49     20000      SH         Defined     1,2        20000
Gemstar                         COM    G3788V106   3487     40000      SH         Defined     1,2        40000
General Dynamics                COM    369550108    628     10000      SH         Defined     1,2        10000
General Motors                  COM    370442105   1170     18000      SH         Defined     1,2        18000
Giant Group                     COM    374503100     60    137700      SH         Defined     1,2       137700
Glacier Water Service           COM    376395109    587     50000      SH         Defined     1,2        50000
Healtheon/WEBMD CORP            COM    422209106    762     50000      SH         Defined     1,2        50000
Home Products Int'l             COM    437305105    109     70000      SH         Defined     1,2        70000
IMS Health                      COM    449934108   1867     90000      SH         Defined     1,2        90000
Immunex                         COM    452528102   2175     50000      SH         Defined     1,2        50000
Leggett & Platt                 COM    524660107   3637    230000      SH         Defined     1,2       230000
Lincoln National                COM    534187109    626     13000      SH         Defined     1,2        13000
Meridian Resource               COM    58977Q109    687    100000      SH         Defined     1,2       100000
Mueller Ind                     COM    624756102   4039    180000      SH         Defined     1,2       180000
Nabisco Group Holdings          COM    62952P102   2764     97000      SH         Defined     1,2        97000
Neutral Posture                 COM    64125E105     31     25100      SH         Defined     1,2        25100
Pall Corp.                      COM    696429307    797     40000      SH         Defined     1,2        40000
Paravant Companies              COM    699376109    568    206500      SH         Defined     1,2       206500
Phar-Mor                        COM    717113203    148    118400      SH         Defined     1,2       118400
Pioneer Corp ADR                COM    723646105    206      5000      SH         Defined     1,2         5000
Plains Resources                COM    726540503   3058    162000      SH         Defined     1,2       162000
Quentra Networks                COM    748337102    681    200000      SH         Defined     1,2       200000
Ramco Energy                    COM    75144Q101    722    105000      SH         Defined     1,2       105000
Riddell Sports Inc              COM    765670104    500    100000      SH         Defined     1,2       100000
Right Start                     COM    766574206    707    353400      SH         Defined     1,2       353400
Ryder                           COM    783549108   2673    145000      SH         Defined     1,2       145000
Silicon Graphics                COM    827056102   1031    250000      SH         Defined     1,2       250000
Southwestern Life               COM    845606102   1237    100000      SH         Defined     1,2       100000
Strouds Inc.                    COM    863451100    346    692800      SH         Defined     1,2       692800
Surety Capital                  COM    12612L108    747     65000      SH         Defined     1,2        65000
Tosco                           COM    891490302   1996     64000      SH         Defined     1,2        64000
Tyco International              COM    902124106   4046     78000      SH         Defined     1,2        78000
United Parcel Service           COM    911312106    789     14000      SH         Defined     1,2        14000
Whitman Educational Group       COM    966524100   2338   1100285      SH         Defined     1,2      1100285
Fujikura                        COM      6356707    123     15000      SH         Defined     1,2        15000
Itochu Corp.                    COM      6467803     46     10000      SH         Defined     1,2        10000
Kainos Labs.                    COM      6480899     92     10000      SH         Defined     1,2        10000
Mitsubishi Materials Corp.      COM      6597089    108     35000      SH         Defined     1,2        35000
Murata MFG. Ltd.                COM      6610403    276      2000      SH         Defined     1,2         2000

REPORT SUMMARY                  69 DATA RECORDS   94485                2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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